CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets [line items]
Share-based compensation	$ 5.7	$ 6.2
9.7% of Côté Gold pre-Commercial Production gold received by SMM	(18.4)	0.0
9.7% of Côté Gold expenses funded by SMM	6.6	0.0
Write-down (reversal) of inventories	3.6	5.9
Changes in estimates of asset retirement obligations at closed sites	(13.4)	9.7
Derivative (gain) loss	(20.4)	(22.9)
Interest income	(16.1)	(27.8)
Gain on sale of Pitangui and Acurui Projects	(34.1)	(109.1)
Effects of exchange rate fluctuation on cash and cash equivalents	7.0	(1.3)
Effects of exchange rate fluctuation on restricted cash	4.1	(2.8)
Insurance recoveries	(27.3)	(0.6)
Other	(12.0)	6.6
Total other non-cash items	(80.6)	(42.5)
Pitangui and Acurui Projects
Disclosure of maturity analysis of undiscounted cash outflows to repurchase derecognised financial assets or amounts payable to transferee in respect of transferred assets [line items]
Gain on sale of Pitangui and Acurui Projects	$ 0.0	$ (15.5)